November 27, 2007

Ms. Pamela A. Long
Assistant Director
United States Securities and Exchange Commission
Division of Finance
110 F Street N.E. Mail Stop 7010
Washington, DC 20549

Re:             Seychelle Environmental Technologies, Inc.
           Amendment No. 5 to Registration Statement on Form 10-SB
           Filed November 21, 2007
           Form 10-QSB for the period ended August 31, 2007
           Filed November 20, 2007
           File Nos. 000-29373

Dear Ms. Long:

This is in response to your letter of comment dated November 26, 2007 with regard to the Form 10-QSB filed by Seychelle Environmental Technologies, Inc.(the “Company”) on November 20, 2007.

FORM 10-QSB FOR THE PERIOD ENDED AUGUST 31, 2007

1.  We have reviewed your response to prior comment 10.  Since litigation is a normal cost of business, it is unclear why you have excluded the claim settlement line item from your operating loss subtotal.  Please advise or amend your financial statements to include this item in your operating loss subtotal.  Also, revise Note 10 to clearly explain the nature of the litigation, including specifically what the legal dispute was about and how it arose.

 Note 10-Claim Settlement, page 14

Comment No. 1. We have provided language to clarify the nature of this issue. Please note that the legal dispute did not involve litigation. The settlement was informally negotiated. Neither party admitted liability and all parties released all claims with respect to each other as well as to keep the identities confidential.   The cash payment was recorded as a component of “Other income (expense)” in the condensed consolidated statement of operations for the six month period ended August 31, 2007 on page 6  and page 14 because the payment did not involve the current sales of the Company’s products, but was a matter involving the potential infringement of proprietary rights of the Company.   We do not believe that this issue was a normal cost of operating our business and therefore, recorded this amount as a component of “Other income (expense)”.   Additionally, we believe that including this claim recovery as a component of our operations would distort our financial results.

Forward-Looking Statements, page 21

2.  Please note that the safe harbor provided by the Litigation Reform Act is not available to penny stock issuers.  In future filings, please do not state that your forward looking statements fall within this safe harbor.

Comment No. 2. We have deleted references to the Litigation Reform Act on page 22 and will continue to do so in future filings.

Ms. Pamela A. Long
November 27, 2007

Item 3 – Controls and Procedures, page 22

3.  Please revise to explain in reasonable detail the facts underlying the conclusion by your CEO and CFO that your disclosure controls are ineffective.

Comment No. 3. We have revised the relevant language under Item 3 on page 22 to specify the facts underlying the conclusion by our CEO and CFO that our disclosure controls are ineffective.

Please be advised that the Company acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosures in Amendment 1 to our Form 10-QSB filed herewith;

•	staff comments or changes to disclosures in response to staff comments do not foreclose the Commission from taking any action with respect to Amendment 1 to our Form 10-QSB filed herewith; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any additional questions, do not hesitate to contact the undersigned at (303) 793-0304. For accounting comments, please contact Mr. James Place at (949) 234-1999.

Thank you.

Very truly yours,

DAVID WAGNER & ASSOCIATES, P.C.

/s/ David Wagner
David Wagner